ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

May 7, 2025	Lisa Mikhail Henry T +1 617 951 7780 lisa.henry@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Pantheon Infrastructure Fund, LLC (File Nos. 333-283670 and 811-24032)

Ladies and Gentlemen:

We are filing today via EDGAR Pre-Effective Amendment No. 3 (the “Amendment”) to the Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of AMG Pantheon Infrastructure Fund, LLC, a Delaware limited liability company.

This Amendment is being filed for the purposes of responding to comments from the staff of the Securities and Exchange Commission and to make certain other updates and revisions to the Registration Statement.

No fees are required in connection with this filing. If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7780 or Gregory Davis at (415) 315-6327.

Very truly yours,

/s/ Lisa M. Henry
Lisa M. Henry

cc:	Mark Duggan, AMG Funds LLC

Maureen Kerrigan, AMG Funds LLC

Gregory C. Davis, Ropes & Gray LLP